Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MER TELEMANAGEMENT SOLUTIONS LTD
Entity Central Index Key	0001025561
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	4,620,307

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 4,190	$ 3,269
Restricted cash	38	45
Marketable securities (Note 3)	139	127
Trade receivables (net of allowance for doubtful accounts of $ 37 and $ 46 at December 31, 2011 and 2012, respectively)	1,066	854
Deferred income taxes (Note 9d)	371
Other accounts receivable and prepaid expenses (Note 4)	175	93
Total current assets	5,979	4,388
LONG-TERM ASSETS:
Lease deposits	4	6
Deferred income taxes (Note 9d)		31
Severance pay fund	658	619
Total long-term assets	662	656
PROPERTY AND EQUIPMENT, NET (Note 5)	245	161
OTHER ASSETS:
Intangible assets, net (Note 6a)	759	1,050
Goodwill	3,479	3,479
Total other assets	4,238	4,529
Total assets	11,124	9,734
CURRENT LIABILITIES:
Trade payables	279	326
Accrued expenses and other liabilities (Note 7)	2,393	2,354
Deferred revenues	1,648	2,025
Liabilities of discontinued operations (Note 1a)	435	435
Total current liabilities	4,755	5,140
LONG-TERM LIABILITIES:
Accrued severance pay	800	762
COMMITMENTS AND CONTINGENT LIABILITIES (Note 8)
SHAREHOLDERS' EQUITY (Note 11):
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 12,000,000 shares at December 31, 2011 and 2012; Issued: 4,464,457 at December 31, 2011 and 4,625,707 at December 31, 2012; Outstanding: 4,459,057 shares at December 31, 2011 and 4,620,307 at December 31, 2012	13	13
Additional paid-in capital	20,120	19,773
Treasury shares (5,400 Ordinary shares at December 31, 2011 and 2012)	(29)	(29)
Accumulated other comprehensive loss	5	(19)
Accumulated deficit	(14,540)	(15,906)
Total shareholders' equity	5,569	3,832
Total liabilities and shareholders' equity	$ 11,124	$ 9,734

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CURRENT ASSETS:
Trade receivables, allowance for doubtful accounts	$ 46		$ 37
SHAREHOLDERS' EQUITY (Note 11):
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	12,000,000	12,000,000	12,000,000	12,000,000
Ordinary shares, shares issued	4,625,707	4,625,707	4,464,457	4,464,457
Ordinary shares, shares outstanding	4,620,307	4,620,307	4,459,057	4,459,057
Treasury shares, shares	5,400	5,400	5,400	5,400

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 12):
Product sales	$ 3,665	$ 3,828	$ 4,409
Services	9,461	8,175	7,230
Total revenues	13,126	12,003	11,639
Cost of revenues:
Product sales	1,154	1,105	1,508
Services	3,340	2,836	2,693
Total cost of revenues	4,494	3,941	4,201
Gross profit	8,632	8,062	7,438
Operating expenses:
Research and development, net	1,329	1,909	1,547
Selling and marketing	2,457	1,905	2,584
General and administrative	2,804	3,847	3,016
Total operating expenses	6,590	7,661	7,147
Operating income	2,042	401	291
Financial income, net	60	2
Capital gain on sale of investment in affiliate		78
Income before taxes on income	2,102	481	291
Taxes on income, net (Note 9)	736	10	47
Net income from continuing operations	1,366	471	244
Net loss from discontinued operations		(84)	(68)
Net income	$ 1,366	$ 387	$ 176
Net earnings per share:
Basic and diluted net earnings per Ordinary share from continuing operations	$ 0.3	$ 0.11	$ 0.05
Basic and diluted net loss per Ordinary share from discontinued operations		$ (0.02)	$ (0.01)
Basic and diluted net income per share	$ 0.3	$ 0.09	$ 0.04
Weighted average number of Ordinary shares used in computing basic net earnings per share	4,478,677	4,459,057	4,459,057
Weighted average number of Ordinary shares used in computing diluted net earnings per share	4,531,384	4,459,057	4,459,057

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 1,366	$ 387	$ 176
Other comprehensive income:
Change in foreign currency translation adjustments	10	16
Available-for-sale investments:
Change in net unrealized gains (losses)	14	(31)	(27)
Other comprehensive income	24	(15)	(27)
Comprehensive income	$ 1,390	$ 372	$ 149

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total		Share capital [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ 3,115		$ 13		$ 19,577	$ (29)	$ 23	$ (16,469)
Balance, shares at Dec. 31, 2009			4,458,976
Issuance of shares		[1]		[1]
Issuance of shares, shares			81
Stock-based compensation related to options issued to employees	99				99
Other comprehensive loss:
Unrealized gains (losses) of available-for-sale marketable securities, net	(27)						(27)
Net income	176							176
Comprehensive income	149
Balance at Dec. 31, 2010	3,363		13		19,676	(29)	(4)	(16,293)
Balance, shares at Dec. 31, 2010			4,459,057
Stock-based compensation related to options issued to employees	65				65
Stock-based compensation related to options issued to non employees	2				2
Transaction with principal shareholder	30				30
Other comprehensive loss:
Unrealized gains (losses) of available-for-sale marketable securities, net	(31)						(31)
Foreign currency translation adjustments	16						16
Net income	387							387
Comprehensive income	372
Balance at Dec. 31, 2011	3,832		13		19,773	(29)	(19)	(15,906)
Balance, shares at Dec. 31, 2011	4,459,057		4,459,057
Stock-based compensation related to options issued to employees	41				41
Stock-based compensation related to options issued to non employees	3				3
Exercise of stock options	303			[1]	303
Exercise of stock options, shares	161,250		161,250
Other comprehensive loss:
Unrealized gains (losses) of available-for-sale marketable securities, net	14						14
Foreign currency translation adjustments	10						10
Net income	1,366							1,366
Comprehensive income	1,390
Accumulated foreign currency translation adjustments							5
Balance at Dec. 31, 2012	$ 5,569		$ 13		$ 20,120	$ (29)	$ 5	$ (14,540)
Balance, shares at Dec. 31, 2012	4,620,307		4,620,307

[1]	Represents an amount lower than $ 1.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,366		$ 387		$ 176
Net loss from discontinued operations			84		68
Net income from continuing operations	1,366		471		244
Adjustments required to reconcile net income from continuing operations to net cash provided by (used in) operating activities:
Loss (gains) on sale of available-for-sale marketable securities	6		(2)		(38)
Capital gain on sale of investment			(78)
Depreciation and amortization	393		447		489
Deferred income taxes, net	(340)		2		2
Employees and non-employees stock-based compensation	44		67		99
Transaction with principal shareholder			30
Accrued severance pay, net	(1)		(110)		(51)
Decrease (increase) in trade receivables, net	(212)		397		(470)
Decrease (increase) in other accounts receivable and prepaid expenses	(178)		76		233
Change in lease deposits	2	[1]	24	[1]	6	[1]
Increase (decrease) in trade payables	(47)		21		(106)
Increase (decrease) in accrued expenses and other liabilities	144		269		(184)
Decrease in deferred revenues	(377)		(427)		(289)
Increase (decrease) in restricted cash	7		(45)
Net cash provided by (used in) operating activities from continuing operations	807		1,142		(65)
Cash flows from investing activities:
Proceeds from sale of affiliate			90
Purchase of property and equipment	(188)		(87)		(87)
Proceeds from sale of property and equipment	2		9
Investment in available-for-sale marketable securities	(74)		(49)		(170)
Proceeds from sale of available-for-sale marketable securities	71		40		261
Loans granted to employees					12
Net cash provided by (used in) investing activities	(189)		3		16
Cash flows from financing activities:
Proceeds from exercise of stock options	303
Net cash provided by financing activities	303
Increase (decrease) in cash and cash equivalents	921		1,145		(49)
Cash and cash equivalents at the beginning of the year	3,269		2,124		2,173
Cash and cash equivalents at the end of the year	4,190		3,269		2,124
Cash paid during the year for:
Income taxes	$ 1,210		$ 8		$ 15

[1]	Reclassified

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Mer Telemanagement Solutions Ltd. ("the Company" or "MTS") was incorporated on December 27, 1995. MTS and its subsidiaries ("the Group") is a worldwide provider of Telecom Expense Management (TEM), Mobile Virtual Network Enabler and Mobile Money services and solutions.

The Company's wholly-owned subsidiaries in the United States and Hong Kong, namely, MTS IntegraTRAK Inc. and MTS Asia Ltd., respectively, act as marketing and customer service organizations in those countries.

In March 2009, the Company discontinued the operations of TABS Brazil Ltda. its wholly owned subsidiary in Brazil, and its results of operations were classified as discontinued operations in the statement of operations. There are no assets from discontinued operations as of December 31, 2011 and 2012.

The summarized results of operations for TABS Brazil Ltda. for the years ended December 31, 2010, 2011 and 2012, which were reported separately as discontinued operations in the consolidated statements of income, are as follows:

	Year ended December 31,
	2010	2011	2012

Revenues	$-	$-	$-
Total operating expenses	68	84	-

Operating loss	(68)	(84)	-

Net loss from discontinued operations	$(68)	$(84)	$-

Basic and diluted net loss per Ordinary share from discontinued operations	$(0.01)	$(0.02)	$-

b.
MTS's products are designed to provide telecommunication and information technology managers with tools to reduce communication costs, recover charges payable by third parties, and to detect and prevent abuse and misuse of telephone networks including fault telecommunication usage.

The Company markets its products worldwide through original equipment manufacturer ("OEM")distribution channels, its direct sales force in the United States, Israel and Hong Kong, and through a network of local distributors in these and various other countries.  The Company is highly dependent on a US based mobile virtual network operator ("MVNO") and upon the active marketing and distribution of its products by OEMs. If the Company is unable to effectively manage and maintain this MVNO and the relationship with its OEMs, the Company's results of operations and financial position could be materially adversely affected.

The Company's shares are listed for trade on the NASDAQ Capital Market under the symbol "MTSL".

Revenues from a major customer accounted for13%,16% and 23% of total revenues for the years ended December 31, 2010, 2011and 2012, respectively.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The majority of the revenues of the Group are generated in or linked to the U.S. dollar ("dollar"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are incurred in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and certain of its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830, "Foreign Currency Matters." All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

For those foreign subsidiaries and affiliates, whose functional currency has been determined to be their local currency, assets and liabilities are translated at the year- end exchange rates and statements of operations items are translated at the average exchange rate prevailing during the period. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

d.	Cash equivalents:

The Company considers all short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less to be cash equivalents.

e.	Restricted cash:

Restricted cash is a deposit account which is used only for the purpose of payments to one of the Company's customers.

f.	Marketable securities:

The Company accounts for investments in debt and equity securities (other than those accounted for under the equity method of accounting) in accordance with ASC 320, "Investments - Debt and Equity Securities" ("ASC 320").

Management determines the classification of investments in marketable debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its securities as available for sale carried at fair market value. Fair value is determined based on observable market value quotes. Available for sale securities are carried at fair value, with unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments, are included in earnings and are derived using the specific identification method for determining the cost of securities (see also Note 3).

Interest and dividends on securities are included in financial income, net.

ASC 320 provides guidance for determining when an investment in equity securities is considered impaired, whether impairment is other-than-temporary, and for measurement of an impairment loss. An investment is considered impaired if the fair value of the investment is less than its cost. If, after consideration of all available evidence to evaluate the realizable value of its investment, impairment is determined to be other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's cost and its fair value.

The Company applies ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments", according to which other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. Amounts relating to factors other than credit losses are recorded in other comprehensive income (loss).

The marketable securities held by the Company are pledged to secure future rent payments for the Company's facilities in Israel.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual depreciation rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 7%)
Leasehold improvements	Shorter of useful life or lease term

j.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2011 and 2012, no impairment losses were identified.

k.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350,"Intangibles "Goodwill and Other" goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The Company operates in two reporting units: Enterprise and Service providers. As determined in previous years all goodwill balance is assigned to the Enterprise reporting unit.

The Company performs its annual impairment tests during the fourth quarter of each year. In 2010 and 2011 no impairment losses were identified.

In September 2011, the FASB issued ASU 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

The Company adopted the provisions of ASU 2011-08 for the Company's annual impairment test of 2012. This analysis determined that no indicators of impairment existed. The Company performed annual impairment tests during the fourth quarter of each of 2010, 2011 and 2012 and did not identify any impairment losses.

The Company performed its annual impairment qualitative assessment as of September 30, 2012. In addition, for the period from September 30, 2012 until December 31, 2012, no events occurred or circumstances changed that reduced the fair value of the reporting unit below its carrying value. During 2010, 2011 and 2012, no impairment losses were identified.

l.	Intangible assets:

Intangible assets are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up in accordance with ASC 350. The Company's identifiable intangibles are reviewed for impairment in accordance with ASC 360 whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

The Company's intangible assets were all acquired during the Company's historical acquisitions.

Developed technology is amortized over a period of four-to-eight years, customer relationships are amortized over a period of six to eight years and brand names are amortized over a period of eleven years. During 2010, 2011 and 2012, no impairment losses were identified.

m.	Severance pay:

The Company's liability for severance pay for employees located in Israel is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's severance pay liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes immaterial profits.

Severance expense for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $ 136, $ 155 and $ 165, respectively.

n.	Revenue recognition:

The Company generates revenues mainly from licensing the rights to use its software products and from providing maintenance, hosting and managed services, support and training. Certain software licenses require significant customization. The Company sells its products directly to end-users and indirectly through resellers and OEMs (who are considered end users).

Revenues from software license agreements are recognized when all criteria outlined in ASC 985-605, "Revenue Recognition -Software", are met. Revenue from license fees is recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, no significant obligations with regard to implementation remain, the fee is fixed or determinable and collectability is probable. The Company does not grant a right of return to its customers.

Where software arrangements involve multiple elements, revenue is allocated to each undelivered element based on vendor specific objective evidence ("VSOE") of the fair values of each undelivered element in the arrangement, in accordance with the "residual method".

Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element and is recognized as revenue when all revenue recognition criteria of ASC 985-605, as amended, are satisfied. Under the residual method, any discount in the arrangement is allocated to the delivered element. If sufficient specific objective evidence does not exist for all undelivered elements, revenue is deferred for the entire arrangement until all revenue recognition criteria are met for such undelivered elements.

The Company has immaterial number of multiple element arrangements, therefore no VSOE is established.

Revenues from maintenance and support services are recognized over the term of the maintenance and support agreement on a straight line basis.

Revenues for hosting and managed services are recognized based on SAB 104 and ASC 605-25, when delivery has occurred or services have been rendered, the fee is fixed and determinable, collectability is probable and persuasive evidence of an arrangement exists. These revenues are recognized as one unit of accounting, on a straight-line basis over the term of the last undelivered element.

Deferred revenues include unearned amounts received under maintenance and support contracts, not yet recognized as revenues.

Revenues from billing software products which involve significant customization of the Company's software to customer specifications are recognized in accordance with ASC 605-35, using contract accounting on a percentage of completion method, over the period from the delivery of the license to customer acceptance in accordance with the "Input Method". The amount of revenue recognized is based on the total arrangement and the percentage of completion achieved. The percentage of completion is measured by monitoring progress using records of actual costs incurred to date in the project compared with the total estimated project costs. Estimates of total project costs are based on prior experience of customization, delivery and acceptance of the same or similar technology and are reviewed and updated regularly by management.

After delivery, if uncertainty exists about customer acceptance of the software, license revenue is not recognized until acceptance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract. As of December 31, 2010, 2011 and 2012, no such estimated losses were identified.

Estimated gross profit or loss from long-term contracts may change due to changes in estimates resulting from differences between actual performance and original forecasts. Such changes in estimated gross profit are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, the Company expects to perform its contractual obligations and its licensees are expected to satisfy their obligations under the contract.

o.	Research and development costs:

ASC 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the statement of operations as incurred.

p.	Government grants:

Royalty-bearing grants from the Government of Israel for funding certain approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred and recorded as a deduction of research and development costs. The Company recorded grants in the amount of $ 216 and $ 10 for the years ended December 31, 2010 and 2011, respectively. The Company did not receive a grant during the year ended December 31, 2012.

q.	Income taxes:

The Company accounts for income taxes in accordance with ASC Topic 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method, according to which deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided to reduce deferred tax assets to their estimated realizable value.

ASC 740 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740, a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

r.	Accounting for stock-based compensation:

The Company applies ASC 718 "Compensation - Stock compensation", and ASC 505-50 "Equity-Based Payments to Non-Employees", with respect to options and warrants issued to non-employees. ASC 718 requires the use of an option valuation model to measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

ASC 718 requires companies to estimate the fair value of stock-based awards on the date of grant using an option-pricing model, where applicable. Stock-based compensation expense recognized in the Company's consolidated statements of operations for 2010, 2011and 2012 include compensation expense for stock-based awards granted based on the grant date fair value estimated in accordance with the provisions of ASC 718.

The Company recognizes these compensation costs net of a forfeiture rate and recognizes the compensation costs for only those shares expected to vest on a straight-line basis over the requisite service period for each separately vesting portion of the award, which is the option vesting term of four years. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option pricing model ("Black-Scholes"). No options were granted during 2012. The fair value for options granted in 2010 and 2011 was estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions.

	Year ended December 31,
Employee stock options	2010	2011	2012

Expected volatility (1)	94.5%	100%-101.4%	-
Risk-free interest (2)	1.0%	0.37%-0.41%	-
Dividend yield (3)	0%	0%	-
Expected life (years) (4)	3.75	3.75	-

(1)	Expected volatility is estimated based upon actual historical stock price movements over an historical period equivalent to the option's expected term;

(2)	The risk-free interest rate for purposes of the Black-Scholes price calculation is based on the yield from U.S. Treasury Bonds with an equivalent term;

(3)	The dividend yield is estimated to be 0% as the Company has historically not paid dividends and has no foreseeable plans to pay dividends.

(4)	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the simplified method;

s.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, restricted marketable securities, trade receivables, other accounts receivable and trade payables approximate their fair value, due to the short-term maturity of such instruments.

The Company applies ASC 820 which clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -   Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -   Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -   Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Assets measured at fair value under ASC 820 on a recurring basis as of December 31, 2012 were presented in the Company's consolidated balance sheet as follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Marketable securities	$139	$139	$-	$-

t.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables, and restricted marketable securities.

Cash and cash equivalents are deposited with major banks in Israel and in the United States. Such deposits in the United States may be in excess of insured limit and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The customers of the Company are located mainly in the United States (see Note 12). The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection according to management estimates.

The Company's restricted marketable securities include investments in equity securities and Israeli government securities. Management believes that the portfolio is well diversified, and accordingly, minimal credit risk exists with respect to these marketable securities. The Company has no off-balance-sheet concentrations of credit risk.

u.	Basic and diluted net earnings (loss) per share:

The Company accounts for net earnings (loss) per share based on ASC 260, "Earning Per Share", which requires companies to compute both basic and diluted earnings per share, and to disclose the methodology used for the calculations. Basic earnings per share are calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share are computed on the basis of the weighted average number of shares outstanding and the effect of their dilutive potential during the period.

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. In 2010 and 2011 all outstanding stock options were excluded from the calculation of the diluted net earnings (loss) per ordinary share since those options were anti-dilutive for the period. In 2012, 52,707 options have been included in the calculation of the diluted net earnings per Ordinary Share, the effect on the above-mentioned amount was immaterial.

v.	Derivatives and hedging:

ASC 815, "Derivatives and Hedging", as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings. The Company uses derivatives to hedge certain cash flow foreign currency exposures in order to further reduce the Company's exposure to foreign currency risks.

The Company entered into put option contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's put option contracts did not qualify as hedging instruments under ASC 815.

Changes in the fair value of put option contracts are reflected in the consolidated statements of operations as financial income or expense.

During 2010, 2011 and 2012, the Company entered into forward, call and put option contracts in the aggregated notional amount of $ 3,800, $ 5,350 and $ 3,750, respectively, that converted a portion of its floating currency liabilities to a fixed rate basis, thus reducing the impact of the exchange rate fluctuations on the Company's cash flow. In 2010, 2011 and 2012, the Company recorded a profit of $ 11, an expense of $ 10 and a profit of $ 60, respectively, with respect to the above transactions, presented in the statements of operations as financial expense, net.

w.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statements.

x.	Reclassification:

Certain amounts in prior years' statement of cash flows have been reclassified to conform to the current year's presentation. In prior years changes in lease deposits was presented as investing activities. The reclassification had no effect on previously reported net income, equity or cash flows.

y.	Impact of recently issued accounting standards

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income". Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company's consolidated results of operations or financial condition.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3:-          MARKETABLE SECURITIES

The following is a summary of the Company's accumulated gross unrealized gains/ losses from investment in marketable securities as of December 31, 2012:

	December 31, 2011				December 31, 2012
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Gross unrealized	Fair Market
	cost	gains	losses	value	cost	gains	losses	Value
Available-for-sale:

Equity securities	$41	$1	$10	$32	$81	$4	$7	$78
Corporate bonds	97	2	7	92	47	2	-	49
Israeli Government debt	3	-	-	3	11	1	-	12

	$141	$3	$17	$127	$139	$7	$7	$139

The net realized gains and (losses) on sales of available-for-sale securities of $ 39, $ 2 and $ (6) in 2010, 2011 and 2012, respectively, were recorded in financial income.

The amortized cost and fair value of debt and securities as of December 31, 2011 and 2012, by contractual maturity, are shown below:

	December 31, 2011		December 31, 2012
	Amortized cost	Fair market value	Amortized cost	Fair market value

Matures up to one year	$-	$-	$51	$54
Matures after one year through five years	59	56	41	42
Matures after five years	41	39	14	16
Equity securities - no definite maturity date	41	32	33	27

Total	$141	$127	$139	$139

The marketable securities are restricted in order to secure the Company's obligations under an office lease (see Note 8).

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2012

Government authorities	$8	$32
Prepaid expenses	18	23
Lease deposits	55	53
Related parties	-	10
Inventories	5	15
Others	7	42

	$93	$175

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

	December 31,
	2011	2012
Cost:

Computers and peripheral equipment	$567	$752
Office furniture and equipment	184	185
Leasehold improvements	50	50

	801	987
Accumulated depreciation	640	742

Depreciated cost	$161	$245

The depreciation expense for the years ended December 31, 2010, 2011 and 2012 amounted to $ 97, $ 82 and $ 102, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 6:-	INTANGIBLE ASSETS

a.	Intangibles consist of the following:

	December 31,
	2011	2012
Cost:

Development technology	$2,170	$2,170
Customer relationships	1,015	1,015
Brand name	229	229

	3,414	3,414
Accumulated amortization:

Development technology	1,525	1,675
Customer relationships	776	897
Brand name	63	83

	2,364	2,655

Amortized cost	$1,050	$759

b.	Amortization expense amounted to $ 392, $ 365 and $ 291 for the years ended December 31, 2010, 2011 and 2012, respectively.

c.	Estimated amortization expense for:

Year ended December 31,

2013	190
2014	177
2015	167
2016	161
2017-2019	64

759

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2012

Employees and payroll accruals	$671	$1,125
Institutions and income tax payable	469	353
Accrued expenses	898	832
Related parties	316	83

	$2,354	$2,393

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.
Lease commitments:

The Company and its subsidiaries lease office space and motor vehicles through operating leases. The facilities of the Company and its subsidiaries are leased for periods ending February 2015. Future minimum lease commitments under non-cancelable operating leases as of December 31, 2012 are as follows:

2013	$270
2014	173
2015	19

$462

Lease expenses for the years ended December 31, 2010, 2011 and 2012 were approximately $ 873, $ 573 and $ 462, respectively.

b.	Royalty commitments:

The Company is committed to pay royalties to the Office of the Chief Scientist ("OCS") of the Ministry of Industry, Trade and Labor of the Government of Israel on proceeds from sales of products resulting from the research and development projects in which the OCS participated. In the event that development of a specific product in which the OCS participated is successful, the Company will be obligated to repay the grants through royalty payments at the rate of 3% to 5% based on the sales of the Company, up to 100%-150% of the grants received linked to the dollar. Grants received after January 1999 is subject to interest at a rate equal to the 12 month LIBOR rate. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required.

As of December 31, 2012, the Company had a contingent liability to pay royalties in the amount of approximately $ 8,773 plus interest for grants received after January 1999.

The Company has paid or accrued royalties in its cost of revenues relating to the repayment of such OCS grants in the amount of $ 242, $ 219 and $ 200 for the years ended December 31, 2010, 2011 and 2012, respectively.

c.	Claims and demands:

1.
In April 2000, the Israeli Tax Authorities (the "ITA") issued to the Company a demand for a tax payment, for the period of 1997-1999, in the amount of approximately NIS 6,000 ($ 1,607as of December 31, 2012).

In October 2012, the Tel Aviv District Court rendered its decision, according to which, the Company's claims were partly accepted and partly denied.  According to the court ruling and the final assessment letter from the ITA, the Company had to pay approximately $ 1,430, of which $ 240 was paid subsequent to the year end. A related provision has been recorded on the balance sheet as part of the accrued expenses line item. See also note 9.

2.	Claims related to discontinued operations:

a)
The Company is a party to various other claims that arise in the ordinary course of business. Accordingly, the Company recorded a provision of approximately $ 280 in respect of such claims in accordance with ASC 450, "Contingencies", based on the opinion of Company's management and its legal advisors.

b)
During August 2007, TABS Brazil was ordered by the Labor Law Court in Brazil to pay approximately $ 90 to one of its former employees. Such amount bears a 1% interest rate per month from the date that the claim was filed. The Company recorded a provision in its financial statements for the total amount of the claim.

As of December 31, 2012 total claims related to discontinued operations amounted to $ 435.

3.
In September 2010, Asentinel LLC ("Asentinel"), a competitor of the Company, filed a patent infringement complaint against AnchorPoint (now known as The Info Group Inc.), from whom we purchased certain assets in December 2008, and two other defendants, in the United States District Court for the Western District of Tennessee.  The plaintiff subsequently filed a motion for leave to file an amended complaint to add the Company and its U.S. subsidiary, MTS IntegraTRAK, as defendants, which motion was granted on March 23, 2011. On December 2, 2011 the Company entered into a settlement agreement with Asentinel, according to which the Company made a lump sum payment for the alleged past damages, which was expensed in 2011, and Asentinel granted the Company a license to use certain of its patents in return for ongoing annual royalty payments for periods subsequent to January 1, 2012. During 2012 the Company recorded in cost of revenues total expenses with respect to Asentinel royalties in the amount of $ 54.

4.
The Israeli Government, through the Fund for Encouragement of Marketing Activities, awarded C. Mer Industries Ltd., a related party of the Company grants for participation in foreign marketing expenses, partially related to the Company's marketing activities for the years 1996 - 1998. During 2012 the Company received through an affiliated company a demand with respect to the above-mentioned. As of December 31, 2012, the Company made a provision in the amount that was considered probable.

d.	Guarantees:

The Company provided a bank guarantee in the amount of $ 68 to secure its obligations under one of its lease agreements, see also Note 3.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 9:-           TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates:

The Israeli corporate tax rate was 25% in 2010, 24% in 2011 and 25% in 2012.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, canceled effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increased the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for a period of several years for the remaining benefit period.

Another condition for receiving the benefits under the alternative track is a minimum qualifying investment. This condition requires an investment in the acquisition of productive assets such as machinery and equipment which must be carried out within three years. The minimum qualifying investment required for setting up a plant is NIS 300. As for plant expansions, the minimum qualifying investment is the higher of NIS 300 and an amount equivalent to the "qualifying percentage" of the value of the productive assets. Productive assets that are used by the plant but not owned by it will also be viewed as productive assets. The Company was eligible under the terms of minimum qualifying investment and elected 2008 as its "year of election".

The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Investment Law ("a beneficiary company"), and which is derived from an industrial enterprise. The Investment Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise, whereby income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The benefit period starts with the first year the beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Investment Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun.

The above benefits are contingent upon the fulfillment of the conditions stipulated by the Investment Law, regulations published there-under and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. Management believes that the Company is meeting the aforementioned conditions.

Amendments to the Investment Law:

In December 2010, the "Knesset" passed the Investment Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among other things, amendments to the Investment Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

As of December 31, 2012, the Company chose not to adopt this amendment, but may elect to do so in the future.

3.	Tax assessments: With regard to the claim from the Tax Authorities in Israel, see Note 8c(1). The Company has received final tax assessments until the 2008 tax year.

4.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Law for the Encouragement of Industry (Taxation), 1969, provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

MTS is currently qualified as an "industrial company" under the above definition and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Inflationary Adjustments Law, the right to claim public issuance expenses and amortization of intangible property rights as a deduction for tax purposes.

Eligibility for benefits under the Law for the Encouragement of Industry (Taxation), 1969, is not subject to receipt of prior approval from any governmental authority. No assurance can be given that the Israeli Tax Authorities will agree that the Company qualifies, or, if the Company qualifies, then the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

5.	Tax Benefits for Research and Development:

Israeli tax law permits, under some conditions, a tax deduction for expenditures in the year incurred, including capital expenditures, in scientific research and development projects. The deduction is permitted if, among other things, the expenditures are approved by the relevant government ministry and the research and development is for the promotion of the enterprise and is carried out by, or on behalf of, a company seeking the deduction.

The OCS has approved some of the Company's research and development programs and the Company has been able to deduct, for tax purposes, a portion of its research and development expenses net of the grants received. Other research and development expenses that are not approved may be deducted for tax purposes in three equal installments during a three-year period.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

c.	Net operating loss carry-forwards:

As of December 31, 2012, the Company and its subsidiaries in Hong Kong and the U.S. had an estimated total amount of available carry-forward tax losses of approximately $ 18,645, $ 253 and $ 529, respectively to offset against future taxable profits. The operating tax loss carry-forwards in Israel may be offset indefinitely against operating income. In addition, as of December 31, 2012, the Company had capital losses in the amount of approximately $ 298 that can be carried forward indefinitely.

MTS IntegraTRAK is subject to U.S. income taxes. Total net operating loss carry-forwards of approximately $ 529 as of December 31, 2012, will expire in the years 2021 to 2028. The Company's management believes that utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. Such annual limitation may result in the expiration of net operating losses before utilization.

d.	Deferred income taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2011	2012

Tax loss carry-forwards	$5,269	$4,872
Allowances for doubtful accounts and accruals for employee benefits	93	101
Goodwill	(204)	(151)
Intangible assets	(339)	(389)
Depreciation, accruals for interest and other	759	724

Net deferred tax asset before valuation allowance	5,578	5,157
Valuation allowance	(5,547)	(4,786)

Deferred income taxes, net	$31	$371

Presented as follows:

Long-term assets	$31	$-
Short-term assets	-	371

MTS and certain of its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax loss carry-forwards and other temporary differences, since they have a history of losses incurred over the past years. Management currently believes that it is more likely than not that part of the deferred tax relating to the loss carry-forwards in the Company and its subsidiaries and other temporary differences will not be realized in the foreseeable future.

e.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2010	2011	2012

Income before taxes on income, net, as reported in the statements of operations from continuing operations	$223	$397	$2,102

Tax rates	25%	24%	25%

Theoretical tax expense (benefit)	$56	$95	$526

Increase in taxes resulting from:

Effect of different tax rates	21	19	25
U.S. state tax	8	8	26
Utilization of carry-forward tax losses for which valuation allowance was provided	(16)	(2)	(380)
Taxes in respect of previous years as a result of court ruling	-	-	1,415
Changes in provision for uncertain tax positions	25	17	(362)
Change in valuation allowance	-	-	(340)
Deferred taxes for which valuation allowance was provided	(64)	(127)	(174)
Others	17	-	-

Taxes on income, net, as reported in the statements of operations	$47	$10	$736

f.	Income before income taxes is comprised as follows:

	Year ended December 31,
	2010	2011	2012

Domestic	$86	$225	$1,808
Foreign	137	172	294

	$223	$397	$2,102

g.	Taxes on income are comprised as follows:

	Year ended December 31,
	2010	2011	2012

Current taxes	$30	$8	$26
Deferred taxes	2	2	(340)
Taxes in respect of previous years as a result of court ruling	15	-	1,050

	$47	$10	$736

Foreign	$47	$10	$57

h.	As of December 31, 2012, the Company had a liability for unrecognized tax benefits of $ 100. A reconciliation of the opening and closing amounts of unrecognized tax benefits is as follows:

	December 31,
	2011	2012

Balance as of beginning of the year	$654	$632
Additions based on tax positions taken during the current period	6	3
Decrease based on tax positions taken during the current period	-	(535)
Foreign currency translation differences and interest related to the unrecognized tax liabilities from previous years	(28)	-

Balance at the end of the year	$632	$100

RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
NOTE 10:-	RELATED PARTY TRANSACTIONS AND BALANCES

a.
Mrs. Dora Mer, the wife of Chaim Mer, provided legal services to the Company through the Israeli law firm of M. Firon & Co., Advocates and Notaries, until July 2011. On April 2, 2008, the Company's Audit Committee and Board of Directors approved our engagement of the services of Mrs. Mer, for a monthly retainer in the amount of $ 5. Mrs. Mer reduced the monthly retainer to $ 4.25 retroactively from December 1, 2008 until February 28, 2010 and the monthly retainer was further reduced to $ 2.5 beginning March 1, 2010.

The Company receives certain services from C. Mer Industries Ltd. or C. Mer, a publicly traded company controlled by Mr. Chaim Mer. These services include reimbursement for shared expenses related to a commercial insurance policy. For the years ended December 31, 2010, 2011 and 2012, the Company paid or accrued $ 25, $ 16 and $ 13, respectively, with respect to the above mentioned expenses. In 2012 MTS Ltd. engaged with Mer Telecom Ltd., a subsidiary of C. Mer,  in a deployment of its Mobile Financial Services (MFS) solution for a customer in Africa. We completed the deployment in 2013. In respect of this transaction The Company received in 2012 an advance payment of $ 50.

From January 1, 2009 until September 2011, as part of the acquisition of certain assets and liabilities of AnchorPoint, the Company received certain services from Data Distributors Inc., a company controlled by Mr. Roger Challen, a director of the Company and the controlling shareholder of the Info Group Inc., a beneficial owner of 23.5% of the Company's Ordinary Shares. These services include reimbursement for shared expenses, development and IT services, other administrative services, and rental related fees. Expenses recognized with respect to the above mentioned services were approximately $ 272, $ 195 and $ 0 for the year ended December 31, 2010, 2011 and 2012, respectively. In addition, the Company rents an office in Powder Springs, Georgia, from Mr. Challen, under a month-to-month lease. For the year ended December 31, 2012, the Company paid or accrued $ 56 with respect to the above mentioned rent expenses.

On March 25, 2009, the Company's Audit Committee and Board of Directors approved a transaction with Mer & Co. (1982) Ltd., or Mer & Co, a subsidiary of C. Mer. According to the terms of the transaction, the Company will sell its products to Mer & Co, which has an Israel Defense Forces approved supplier number, and Mer & Co will represent the Company and resell its products to the Israeli Defense Forces. During 2012, revenues from the abovementioned transaction amounted to $ 101.

b.	Balances and transactions with related parties were as follows:

 1.         Balances with related parties:

	December 31,
	2011	2012

Other accounts payable and accrued expenses (see Note 7)	$316	$83

Other accounts receivable and prepaid expenses (see note 4)	$-	$10

 2.         Transactions with related parties:

	Year ended December 31,
	2010		2011		2012

Revenues derived from a related party		$134		$103	$101

Amounts charged by related parties:

Cost of revenues	$	*166	$	*54	$53
Operating expenses		233		323	121

		$399		$377	$174

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-        SHAREHOLDERS' EQUITY

a.	General:

In March 2010, a 2:1 reverse stock split of the Company's share capital was affected. As a result of this action, every two shares (including all authorized, issued and outstanding shares and all outstanding warrants and options to purchase shares) were combined into one share of the same respective class of shares bearing a par value of NIS 0.01 each. All of the Company's authorized, issued and outstanding shares (including all outstanding warrants and options to purchase shares) have been restated to reflect the effect of the reverse stock split.

b.	Share capital:

The Ordinary shares entitle their holders the right to receive notice to participate in and vote at general meetings of the Company and the right to receive cash dividends, if declared. In February 2010, the Company issued 81 Ordinary shares to its employees for no consideration. The Company recorded compensations expenses with respect to the above shares in the amount lower than $ 1.

c.         Stock options:

MTS has authorized, through its 1996 Incentive Share Option Plan ("the Plan"), the grant of options to officers, management, employees and directors of MTS or any subsidiary of up to 750,000 of MTS's Ordinary shares, which may be granted under the Plan, pursuant to section 102 of the Israel Income Tax Ordinance. Any option, which is canceled or forfeited before expiration, will become available for future grants.

Each option granted under the Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options were exercised. The options vest primarily gradually over four years of employment.

In 2003, pursuant to an amendment in section 102 of the Israeli Income Tax Ordinance the Company rolled-over the remaining 446,958 options available at that time under the Plan for future grants under the 2003 Incentive Share Option Plan ("the 2003 Plan") that conforms with the newly amended provisions of section 102 of the Israel Income Tax Ordinance. The 2003 Plan will terminate in 2013, unless cancelled earlier by MTS's Board of Directors.

In June 2006, the Company authorized pursuant to its 2006 Stock Option plan ("the 2006 Plan"), the grant of options to officers, management, employees and directors of MTS IntegraTrak or any subsidiary of up to 200,000 of the Company's Ordinary shares. Each option granted under the 2006 Plan will be either an option intended to be treated as an "incentive stock option", within the meaning of section 422 of the Internal Revenue Code of 1986, as amended, or an option that will be treated as a "non-qualified stock option".

At the Company's 2011 annual general meeting, shareholders approved an amendment to the 2006 Stock Option Plan to provide for the issuance there-under of an additional 200,000 Ordinary shares and to increase the total number of Ordinary shares with respect to which options may be granted there-under to any eligible employee during any 12 month period to 150,000 Ordinary shares, subject to adjustment as provided in the 2006 Plan.

Each option granted under the 2006 Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the 2006 Plan may not be less than the fair market value of an Ordinary share determined as of the date of grant of the option.

During 2012, 161,250 options were exercised under the 2003 and 2006 Plan.

As of December 31, 2012, 391,537 Ordinary shares are available for future option grants.

d.	A summary of option activity under the Company's stock option plans to its employees as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2011	454,250	$1.76	3.48
Granted	-	$-	-
Exercised	(161,250)	$1.88	-
Expired and forfeited	(16,250)	$1.61	-

Outstanding at December 31, 2012	276,750	$1.70	3.01	$513

Vested and expected to vest	207,563	$1.70	3.01	$385

Exercisable at December 31, 2012	53,000	$1.93	2.21	$86

The weighted average grant-date fair value of options granted during 2010 and 2011 was $ 0.79 and $ 0.87 per option, respectively. During 2012 there were no options grants.

The total compensation cost related to options granted to employees under the Company's share-based compensation plans recognized for the years ended December 31, 2010, 2011 and 2012 amounted at $ 99, $ 65 and $ 41, respectively, net of estimated forfeitures.

As of December 31, 2012, there was $ 60 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of three years.

e.	Total stock-based compensation expenses recognized in 2010, 2011 and 2012:

The total stock-based compensation expense related to employees' equity-based awards, recognized for the years ended December 31, 2010, 2011 and 2012, was comprised as follows:

	Year ended December 31,
	2010	2011	2012

Cost of revenues	$15	$3	$-
Research and development expenses	19	8	1
Selling and marketing	18	4	1
General and administrative expenses	47	50	39

	$99	$65	$41

f.	Options and warrants to non-employees:

Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through

May 13, 2009	service provider	10,000	10,000	1.94	May 2013
November 9, 2011	service provider	2,500	-	1.94	February 2013
November 9, 2011	service provider	4,750	-	2.16	May 2014

In November 2011, the Company granted 7,250 options to a consultant. The Company accounted for its outstanding options to non-employees under the fair value method of ASC 718 and ASC 505-50. The fair value for these options was estimated at the measurement date using the Black-Scholes option-pricing model. Compensation expense related to the grant of stock options to consultants amounted to $ 0, $ 2 and $ 3 for the years ended December 31, 2010, 2011 and 2012, respectively.

REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION [Abstract]
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION
NOTE 12:-        REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION

a.	Reportable segments:

Until 2011, the Company managed its business on a basis of one reportable segment in accordance with the guidance of ASC 280. From January 2012, the Chief Operating Decision Maker ("CODM") started assessing the Company's business based on two operation-based segments: Enterprise and Service Providers. Enterprise includes Telecom Expenses Management solutions ("TEM") services and solutions and Service Providers, includes billing and Mobile Virtual Network Operator ("MVNO") services and solutions. These two segments comprise also the Company's reporting units. The CODM uses adjusted net income before interest, tax, depreciation and amortization, capital gain and stock based compensation ("adjusted EBITDA"), to assess performance, measure liquidity and make decisions. Adjusted EBITDA is a non-GAAP unaudited measure of profit and loss.

The Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available.

Assets information, by reportable segment, is not reviewed by the CODM, therefore segment asset disclosure is not included.

The following tables present the financial information of the Company's reportable segments.

	Year ended December 31,
	2010	2011	2012

Enterprise:
Revenue	$10,319	$9,232	$9,041
Adjusted EBITDA	$1,088	$555	$1,701
Service providers:
Revenue	$1,320	$2,771	$4,085
Adjusted EBITDA	$(209)	$360	$778

Segments total:
Revenue	$11,639	$12,003	$13,126
Adjusted EBITDA	$879	$915	$2,479

A reconciliation of total adjusted EBITDA to net income for each year is as follows:

	Year ended December 31,
	2010	2011	2012

Adjusted EBITDA	$879	$915	$2,479
Depreciation and amortization expense	489	447	393
Stock-based compensation expense	99	67	44
Capital gain	-	(78)	-
Financial income	-	(2)	(60)
Income tax expenses	47	10	736

Net income	$244	$471	$1,366

The total revenues from external customers are attributed to geographic areas based on the location of the customer:

	Year ended December 31,
	2010	2011	2012

United States	$8,756	$8,915	$10,251
Germany	1,042	683	482
China	455	400	211
Holland	284	317	297
Israel	377	732	917
Other	725	956	968

	$11,639	$12,003	$13,126

Revenues from a major customer accounted for 13%, 16% and 23% of total revenues for the years ended December 31, 2010, 2011 and 2012, respectively.

	December 31,
	2011	2012
Long-lived assets:

Israel	$1,779	$1,586
United States	2,907	2,892
Other	4	5

	$4,690	$4,483

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The majority of the revenues of the Group are generated in or linked to the U.S. dollar ("dollar"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are incurred in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and certain of its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830, "Foreign Currency Matters." All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

For those foreign subsidiaries and affiliates, whose functional currency has been determined to be their local currency, assets and liabilities are translated at the year- end exchange rates and statements of operations items are translated at the average exchange rate prevailing during the period. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
The Company considers all short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less to be cash equivalents.
Restricted cash
e.	Restricted cash:
Restricted cash is a deposit account which is used only for the purpose of payments to one of the Company's customers.
Marketable securities
f.	Marketable securities:

The Company accounts for investments in debt and equity securities (other than those accounted for under the equity method of accounting) in accordance with ASC 320, "Investments - Debt and Equity Securities" ("ASC 320").

Management determines the classification of investments in marketable debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its securities as available for sale carried at fair market value. Fair value is determined based on observable market value quotes. Available for sale securities are carried at fair value, with unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments, are included in earnings and are derived using the specific identification method for determining the cost of securities (see also Note 3).

Interest and dividends on securities are included in financial income, net.

ASC 320 provides guidance for determining when an investment in equity securities is considered impaired, whether impairment is other-than-temporary, and for measurement of an impairment loss. An investment is considered impaired if the fair value of the investment is less than its cost. If, after consideration of all available evidence to evaluate the realizable value of its investment, impairment is determined to be other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's cost and its fair value.

The Company applies ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments", according to which other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. Amounts relating to factors other than credit losses are recorded in other comprehensive income (loss).

The marketable securities held by the Company are pledged to secure future rent payments for the Company's facilities in Israel.

Property and equipment
i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual depreciation rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 7%)
Leasehold improvements	Shorter of useful life or lease term

Impairment of long-lived assets
j.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2011 and 2012, no impairment losses were identified.

Goodwill
k.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350,"Intangibles "Goodwill and Other" goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The Company operates in two reporting units: Enterprise and Service providers. As determined in previous years all goodwill balance is assigned to the Enterprise reporting unit.

The Company performs its annual impairment tests during the fourth quarter of each year. In 2010 and 2011 no impairment losses were identified.

In September 2011, the FASB issued ASU 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

The Company adopted the provisions of ASU 2011-08 for the Company's annual impairment test of 2012. This analysis determined that no indicators of impairment existed. The Company performed annual impairment tests during the fourth quarter of each of 2010, 2011 and 2012 and did not identify any impairment losses.

The Company performed its annual impairment qualitative assessment as of September 30, 2012. In addition, for the period from September 30, 2012 until December 31, 2012, no events occurred or circumstances changed that reduced the fair value of the reporting unit below its carrying value. During 2010, 2011 and 2012, no impairment losses were identified.

Intangible assets
l.	Intangible assets:

Intangible assets are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up in accordance with ASC 350. The Company's identifiable intangibles are reviewed for impairment in accordance with ASC 360 whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

The Company's intangible assets were all acquired during the Company's historical acquisitions.

Developed technology is amortized over a period of four-to-eight years, customer relationships are amortized over a period of six to eight years and brand names are amortized over a period of eleven years. During 2010, 2011 and 2012, no impairment losses were identified.

Severance pay
m.	Severance pay:

The Company's liability for severance pay for employees located in Israel is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's severance pay liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes immaterial profits.

Severance expense for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $ 136, $ 155 and $ 165, respectively.

Revenue recognition
n.	Revenue recognition:

The Company generates revenues mainly from licensing the rights to use its software products and from providing maintenance, hosting and managed services, support and training. Certain software licenses require significant customization. The Company sells its products directly to end-users and indirectly through resellers and OEMs (who are considered end users).

Revenues from software license agreements are recognized when all criteria outlined in ASC 985-605, "Revenue Recognition -Software", are met. Revenue from license fees is recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, no significant obligations with regard to implementation remain, the fee is fixed or determinable and collectability is probable. The Company does not grant a right of return to its customers.

Where software arrangements involve multiple elements, revenue is allocated to each undelivered element based on vendor specific objective evidence ("VSOE") of the fair values of each undelivered element in the arrangement, in accordance with the "residual method".

Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element and is recognized as revenue when all revenue recognition criteria of ASC 985-605, as amended, are satisfied. Under the residual method, any discount in the arrangement is allocated to the delivered element. If sufficient specific objective evidence does not exist for all undelivered elements, revenue is deferred for the entire arrangement until all revenue recognition criteria are met for such undelivered elements.

The Company has immaterial number of multiple element arrangements, therefore no VSOE is established.

Revenues from maintenance and support services are recognized over the term of the maintenance and support agreement on a straight line basis.

Revenues for hosting and managed services are recognized based on SAB 104 and ASC 605-25, when delivery has occurred or services have been rendered, the fee is fixed and determinable, collectability is probable and persuasive evidence of an arrangement exists. These revenues are recognized as one unit of accounting, on a straight-line basis over the term of the last undelivered element.

Deferred revenues include unearned amounts received under maintenance and support contracts, not yet recognized as revenues.

Revenues from billing software products which involve significant customization of the Company's software to customer specifications are recognized in accordance with ASC 605-35, using contract accounting on a percentage of completion method, over the period from the delivery of the license to customer acceptance in accordance with the "Input Method". The amount of revenue recognized is based on the total arrangement and the percentage of completion achieved. The percentage of completion is measured by monitoring progress using records of actual costs incurred to date in the project compared with the total estimated project costs. Estimates of total project costs are based on prior experience of customization, delivery and acceptance of the same or similar technology and are reviewed and updated regularly by management.

After delivery, if uncertainty exists about customer acceptance of the software, license revenue is not recognized until acceptance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract. As of December 31, 2010, 2011 and 2012, no such estimated losses were identified.

Estimated gross profit or loss from long-term contracts may change due to changes in estimates resulting from differences between actual performance and original forecasts. Such changes in estimated gross profit are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, the Company expects to perform its contractual obligations and its licensees are expected to satisfy their obligations under the contract.

Research and development costs
o.	Research and development costs:

ASC 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the statement of operations as incurred.

Government grants
p.	Government grants:

Royalty-bearing grants from the Government of Israel for funding certain approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred and recorded as a deduction of research and development costs. The Company recorded grants in the amount of $ 216 and $ 10 for the years ended December 31, 2010 and 2011, respectively. The Company did not receive a grant during the year ended December 31, 2012.

Income taxes
q.	Income taxes:

The Company accounts for income taxes in accordance with ASC Topic 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method, according to which deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided to reduce deferred tax assets to their estimated realizable value.

ASC 740 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740, a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

Accounting for stock-based compensation
r.	Accounting for stock-based compensation:

The Company applies ASC 718 "Compensation - Stock compensation", and ASC 505-50 "Equity-Based Payments to Non-Employees", with respect to options and warrants issued to non-employees. ASC 718 requires the use of an option valuation model to measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

ASC 718 requires companies to estimate the fair value of stock-based awards on the date of grant using an option-pricing model, where applicable. Stock-based compensation expense recognized in the Company's consolidated statements of operations for 2010, 2011and 2012 include compensation expense for stock-based awards granted based on the grant date fair value estimated in accordance with the provisions of ASC 718.

The Company recognizes these compensation costs net of a forfeiture rate and recognizes the compensation costs for only those shares expected to vest on a straight-line basis over the requisite service period for each separately vesting portion of the award, which is the option vesting term of four years. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option pricing model ("Black-Scholes"). No options were granted during 2012. The fair value for options granted in 2010 and 2011 was estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions.

	Year ended December 31,
Employee stock options	2010	2011	2012

Expected volatility (1)	94.5%	100%-101.4%	-
Risk-free interest (2)	1.0%	0.37%-0.41%	-
Dividend yield (3)	0%	0%	-
Expected life (years) (4)	3.75	3.75	-

(1)	Expected volatility is estimated based upon actual historical stock price movements over an historical period equivalent to the option's expected term;

(2)	The risk-free interest rate for purposes of the Black-Scholes price calculation is based on the yield from U.S. Treasury Bonds with an equivalent term;

(3)	The dividend yield is estimated to be 0% as the Company has historically not paid dividends and has no foreseeable plans to pay dividends.

(4)	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the simplified method;

Fair value of financial instruments
s.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, restricted marketable securities, trade receivables, other accounts receivable and trade payables approximate their fair value, due to the short-term maturity of such instruments.

The Company applies ASC 820 which clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -   Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -   Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -   Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Assets measured at fair value under ASC 820 on a recurring basis as of December 31, 2012 were presented in the Company's consolidated balance sheet as follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Marketable securities	$139	$139	$-	$-

Concentrations of credit risk
t.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables, and restricted marketable securities.

Cash and cash equivalents are deposited with major banks in Israel and in the United States. Such deposits in the United States may be in excess of insured limit and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The customers of the Company are located mainly in the United States (see Note 12). The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection according to management estimates.

The Company's restricted marketable securities include investments in equity securities and Israeli government securities. Management believes that the portfolio is well diversified, and accordingly, minimal credit risk exists with respect to these marketable securities. The Company has no off-balance-sheet concentrations of credit risk.

Basic and diluted net earnings (loss) per share
u.	Basic and diluted net earnings (loss) per share:

The Company accounts for net earnings (loss) per share based on ASC 260, "Earning Per Share", which requires companies to compute both basic and diluted earnings per share, and to disclose the methodology used for the calculations. Basic earnings per share are calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share are computed on the basis of the weighted average number of shares outstanding and the effect of their dilutive potential during the period.

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. In 2010 and 2011 all outstanding stock options were excluded from the calculation of the diluted net earnings (loss) per ordinary share since those options were anti-dilutive for the period. In 2012, 52,707 options have been included in the calculation of the diluted net earnings per Ordinary Share, the effect on the above-mentioned amount was immaterial.

Derivatives and hedging
v.	Derivatives and hedging:

ASC 815, "Derivatives and Hedging", as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings. The Company uses derivatives to hedge certain cash flow foreign currency exposures in order to further reduce the Company's exposure to foreign currency risks.

The Company entered into put option contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's put option contracts did not qualify as hedging instruments under ASC 815.

Changes in the fair value of put option contracts are reflected in the consolidated statements of operations as financial income or expense.

During 2010, 2011 and 2012, the Company entered into forward, call and put option contracts in the aggregated notional amount of $ 3,800, $ 5,350 and $ 3,750, respectively, that converted a portion of its floating currency liabilities to a fixed rate basis, thus reducing the impact of the exchange rate fluctuations on the Company's cash flow. In 2010, 2011 and 2012, the Company recorded a profit of $ 11, an expense of $ 10 and a profit of $ 60, respectively, with respect to the above transactions, presented in the statements of operations as financial expense, net.

Comprehensive income
w.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statements.

Reclassification
x.	Reclassification:

Certain amounts in prior years' statement of cash flows have been reclassified to conform to the current year's presentation. In prior years changes in lease deposits was presented as investing activities. The reclassification had no effect on previously reported net income, equity or cash flows.

Impact of recently issued accounting standards
y.	Impact of recently issued accounting standards

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income". Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company's consolidated results of operations or financial condition.

GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
Schedule of Financial Results of Discontinued Operations
	Year ended December 31,
	2010	2011	2012

Revenues	$-	$-	$-
Total operating expenses	68	84	-

Operating loss	(68)	(84)	-

Net loss from discontinued operations	$(68)	$(84)	$-

Basic and diluted net loss per Ordinary share from discontinued operations	$(0.01)	$(0.02)	$-

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment, Depreciation Rates
%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 7%)
Leasehold improvements	Shorter of useful life or lease term

Schedule of Assumptions Used for Stock Options
	Year ended December 31,
Employee stock options	2010	2011	2012

Expected volatility (1)	94.5%	100%-101.4%	-
Risk-free interest (2)	1.0%	0.37%-0.41%	-
Dividend yield (3)	0%	0%	-
Expected life (years) (4)	3.75	3.75	-

(1)	Expected volatility is estimated based upon actual historical stock price movements over an historical period equivalent to the option's expected term;

(2)	The risk-free interest rate for purposes of the Black-Scholes price calculation is based on the yield from U.S. Treasury Bonds with an equivalent term;

(3)	The dividend yield is estimated to be 0% as the Company has historically not paid dividends and has no foreseeable plans to pay dividends.

(4)	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the simplified method;

Schedule of Financial Assets at Fair Value on a Recurring Basis
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Marketable securities	$139	$139	$-	$-

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
Summary of Available-For-Sale Marketable Securities
	December 31, 2011				December 31, 2012
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Gross unrealized	Fair Market
	cost	gains	losses	value	cost	gains	losses	Value
Available-for-sale:

Equity securities	$41	$1	$10	$32	$81	$4	$7	$78
Corporate bonds	97	2	7	92	47	2	-	49
Israeli Government debt	3	-	-	3	11	1	-	12

	$141	$3	$17	$127	$139	$7	$7	$139

Schedule of Amortized Cost and Fair Value of Debt and Securities, by Contractual Maturity
	December 31, 2011		December 31, 2012
	Amortized cost	Fair market value	Amortized cost	Fair market value

Matures up to one year	$-	$-	$51	$54
Matures after one year through five years	59	56	41	42
Matures after five years	41	39	14	16
Equity securities - no definite maturity date	41	32	33	27

Total	$141	$127	$139	$139

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2011	2012

Government authorities	$8	$32
Prepaid expenses	18	23
Lease deposits	55	53
Related parties	-	10
Inventories	5	15
Others	7	42

	$93	$175

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	December 31,
	2011	2012
Cost:

Computers and peripheral equipment	$567	$752
Office furniture and equipment	184	185
Leasehold improvements	50	50

	801	987
Accumulated depreciation	640	742

Depreciated cost	$161	$245

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets
	December 31,
	2011	2012
Cost:

Development technology	$2,170	$2,170
Customer relationships	1,015	1,015
Brand name	229	229

	3,414	3,414
Accumulated amortization:

Development technology	1,525	1,675
Customer relationships	776	897
Brand name	63	83

	2,364	2,655

Amortized cost	$1,050	$759

Schedule of Intangible Assets, Amortization Expenses
Year ended December 31,

2013	190
2014	177
2015	167
2016	161
2017-2019	64

759

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2011	2012

Employees and payroll accruals	$671	$1,125
Institutions and income tax payable	469	353
Accrued expenses	898	832
Related parties	316	83

	$2,354	$2,393

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases
2013	$270
2014	173
2015	19

$462

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Percentage of Value of Productive Assets
The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

Schedule of Deferred Tax Assets
	December 31,
	2011	2012

Tax loss carry-forwards	$5,269	$4,872
Allowances for doubtful accounts and accruals for employee benefits	93	101
Goodwill	(204)	(151)
Intangible assets	(339)	(389)
Depreciation, accruals for interest and other	759	724

Net deferred tax asset before valuation allowance	5,578	5,157
Valuation allowance	(5,547)	(4,786)

Deferred income taxes, net	$31	$371

Presented as follows:

Long-term assets	$31	$-
Short-term assets	-	371

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Income Tax Rate
	Year ended December 31,
	2010	2011	2012

Income before taxes on income, net, as reported in the statements of operations from continuing operations	$223	$397	$2,102

Tax rates	25%	24%	25%

Theoretical tax expense (benefit)	$56	$95	$526

Increase in taxes resulting from:

Effect of different tax rates	21	19	25
U.S. state tax	8	8	26
Utilization of carry-forward tax losses for which valuation allowance was provided	(16)	(2)	(380)
Taxes in respect of previous years as a result of court ruling	-	-	1,415
Changes in provision for uncertain tax positions	25	17	(362)
Change in valuation allowance	-	-	(340)
Deferred taxes for which valuation allowance was provided	(64)	(127)	(174)
Others	17	-	-

Taxes on income, net, as reported in the statements of operations	$47	$10	$736

Schedule of Income (Loss) Before Income Tax Domestic and Foreign
	Year ended December 31,
	2010	2011	2012

Domestic	$86	$225	$1,808
Foreign	137	172	294

	$223	$397	$2,102

Schedule of Components of Income Taxes
	Year ended December 31,
	2010	2011	2012

Current taxes	$30	$8	$26
Deferred taxes	2	2	(340)
Taxes in respect of previous years as a result of court ruling	15	-	1,050

	$47	$10	$736

Foreign	$47	$10	$57

Reconciliation of Total Unrecognized Tax Benefits
	December 31,
	2011	2012

Balance as of beginning of the year	$654	$632
Additions based on tax positions taken during the current period	6	3
Decrease based on tax positions taken during the current period	-	(535)
Foreign currency translation differences and interest related to the unrecognized tax liabilities from previous years	(28)	-

Balance at the end of the year	$632	$100

RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Balances with Related Parties
	December 31,
	2011	2012

Other accounts payable and accrued expenses (see Note 7)	$316	$83

Other accounts receivable and prepaid expenses (see note 4)	$-	$10

Schedule of Transactions with Related Parties
	Year ended December 31,
	2010		2011		2012

Revenues derived from a related party		$134		$103	$101

Amounts charged by related parties:

Cost of revenues	$	*166	$	*54	$53
Operating expenses		233		323	121

		$399		$377	$174

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2011	454,250	$1.76	3.48
Granted	-	$-	-
Exercised	(161,250)	$1.88	-
Expired and forfeited	(16,250)	$1.61	-

Outstanding at December 31, 2012	276,750	$1.70	3.01	$513

Vested and expected to vest	207,563	$1.70	3.01	$385

Exercisable at December 31, 2012	53,000	$1.93	2.21	$86

Schedule of Stock-based Compensation Expenses
	Year ended December 31,
	2010	2011	2012

Cost of revenues	$15	$3	$-
Research and development expenses	19	8	1
Selling and marketing	18	4	1
General and administrative expenses	47	50	39

	$99	$65	$41

Schedule of Options and Warrants
Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through

May 13, 2009	service provider	10,000	10,000	1.94	May 2013
November 9, 2011	service provider	2,500	-	1.94	February 2013
November 9, 2011	service provider	4,750	-	2.16	May 2014

REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION [Abstract]
Schedule of Segment Information
	Year ended December 31,
	2010	2011	2012

Enterprise:
Revenue	$10,319	$9,232	$9,041
Adjusted EBITDA	$1,088	$555	$1,701
Service providers:
Revenue	$1,320	$2,771	$4,085
Adjusted EBITDA	$(209)	$360	$778

Segments total:
Revenue	$11,639	$12,003	$13,126
Adjusted EBITDA	$879	$915	$2,479

Reconciliation of Total Adjusted EBITDA to Net Income
	Year ended December 31,
	2010	2011	2012

Adjusted EBITDA	$879	$915	$2,479
Depreciation and amortization expense	489	447	393
Stock-based compensation expense	99	67	44
Capital gain	-	(78)	-
Financial income	-	(2)	(60)
Income tax expenses	47	10	736

Net income	$244	$471	$1,366

Schedule of Revenues by Geographic Area
	Year ended December 31,
	2010	2011	2012

United States	$8,756	$8,915	$10,251
Germany	1,042	683	482
China	455	400	211
Holland	284	317	297
Israel	377	732	917
Other	725	956	968

	$11,639	$12,003	$13,126

Schedule of Long-lived Assets by Geographic Area
	December 31,
	2011	2012
Long-lived assets:

Israel	$1,779	$1,586
United States	2,907	2,892
Other	4	5

	$4,690	$4,483

GENERAL (Schedule of Results of Discontinued Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarized results of operations for TABS Brazil Ltda.:
Revenues
Total operating expenses		84	68
Operating loss		(84)	(68)
Net loss from discontinued operations		$ (84)	$ (68)
Basic and diluted net loss per Ordinary share from discontinued operations		$ (0.02)	$ (0.01)

GENERAL (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL [Abstract]
Percent of revenues from a major customer	23.00%	16.00%	13.00%

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance pay:
Severance expense	$ 165	$ 155	$ 136
Government grants:
Amount of royalty-bearing government grants		10	216
Basic and diluted net earnings (loss) per share:
Options included in calculation of diluted net earnings per Ordinary Share	52,707
Derivatives and hedging:
Call and put option contracts	3,750	5,350	3,800
Profit (expense) on derivatives	$ 60	$ (10)	$ 11
Developed Technology [Member] | Minimum [Member]
Intangible assets:
Amortization period	4 years
Developed Technology [Member] | Maximum [Member]
Intangible assets:
Amortization period	8 years
Customer Relationships [Member] | Minimum [Member]
Intangible assets:
Amortization period	6 years
Customer Relationships [Member] | Maximum [Member]
Intangible assets:
Amortization period	8 years
Brand Names [Member]
Intangible assets:
Amortization period	11 years

SIGNIFICANT ACCOUNTING POLICIES (Property and equipment) (Details)	12 Months Ended
Dec. 31, 2012
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
%	33.00%
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
%	7.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	6.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	20.00%

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions Used to Value Stock Options) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Vesting term	4 years
The fair value for options granted is estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:
Expected volatility		[1]			94.50%	[1]
Expected volatility, minimum			100.00%	[1]
Expected volatility, maximum			101.40%	[1]
Risk-free interest		[2]			1.00%	[2]
Risk-free interest, minimum			0.37%	[2]
Risk-free interest, maximum			0.41%	[2]
Dividend yield		[3]	0.00%	[3]	0.00%	[3]
Expected life (years)		[4]	3 years 9 months	[4]	3 years 9 months	[4]

[1]	Expected volatility is estimated based upon actual historical stock price movements over an historical period equivalent to the option's expected term;
[2]	The risk-free interest rate for purposes of the Black-Scholes price calculation is based on the yield from U.S. Treasury Bonds with an equivalent term;
[3]	The dividend yield is estimated to be 0% as the Company has historically not paid dividends and has no foreseeable plans to pay dividends.
[4]	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the simplified method;

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assets Measured at Fair Value) (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Assets measured at fair value:
Marketable securities	$ 139
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets measured at fair value:
Marketable securities	139
Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value:
Marketable securities
Significant unobservable inputs (Level 3) [Member]
Assets measured at fair value:
Marketable securities

MARKETABLE SECURITIES (Information Regarding Investment in Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale:
Amortized cost	$ 139	$ 141
Gross unrealized gains	7	3
Gross unrealized losses	7	17
Fair market value	139	127
Net realized gains and (losses) on sales of available-for-sale securities	(6)	2	39
Equity Securities [Member]
Available-for-sale:
Amortized cost	81	41
Gross unrealized gains	4	1
Gross unrealized losses	7	10
Fair market value	78	32
Corporate Bonds [Member]
Available-for-sale:
Amortized cost	47	97
Gross unrealized gains	2	2
Gross unrealized losses		7
Fair market value	49	92
Israeli Government Debt [Member]
Available-for-sale:
Amortized cost	11	3
Gross unrealized gains	1
Gross unrealized losses
Fair market value	$ 12	$ 3

MARKETABLE SECURITIES (Schedule of Investments, by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost
Matures up to one year	$ 51
Matures after one year through five years	41	59
Matures after five years	14	41
Equity securities - no definite maturity date	33	41
Total	139	141
Fair market value
Matures up to one year	54
Matures after one year through five years	42	56
Matures after five years	16	39
Equity securities - no definite maturity date	27	32
Total	$ 139	$ 127

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 32	$ 8
Prepaid expenses	23	18
Lease deposits	53	55
Related parties	10
Inventories	15	5
Others	42	7
Total	$ 175	$ 93

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 987	$ 801
Accumulated depreciation	742	640
Depreciated cost	245	161
Depreciation expense	102	82	97
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	752	567
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	185	184
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 50	$ 50

INTANGIBLE ASSETS (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,414	$ 3,414
Accumulated amortization	2,655	2,364
Amortized cost	759	1,050
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,170	2,170
Accumulated amortization	1,675	1,525
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,015	1,015
Accumulated amortization	897	776
Brand Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	229	229
Accumulated amortization	$ 83	$ 63

INTANGIBLE ASSETS (Amortization Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS [Abstract]
Amortization expense	$ 291	$ 365	$ 392
Estimated amortization expense:
2013	190
2014	177
2015	167
2016	161
2017-2019	64
Amortized cost	$ 759	$ 1,050

ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 1,125	$ 671
Institutions and income tax payable	353	469
Accrued expenses	832	898
Related parties	83	316
Total	$ 2,393	$ 2,354

COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease commitments under non-cancelable operating leases as of December 31, 2012 are as follows:
2013	$ 270
2014	173
2015	19
Total	462
Lease expense	$ 462	$ 573	$ 873

COMMITMENTS AND CONTINGENT LIABILITIES (Royalty Commitments) (Details) (Royalty Commitment with the Office of the Chief Scientist [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecorded Unconditional Purchase Obligation [Line Items]
Contingent royalty liabilities	$ 8,773
Royalties included in cost of revenue	$ 200	$ 219	$ 242
Minimum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.00%
Total royalties as a percent of grants received	100.00%
Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	5.00%
Total royalties as a percent of grants received	150.00%

COMMITMENTS AND CONTINGENT LIABILITIES (Claims and Demands and Guarantees) (Details) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2007 Threatened Litigation [Member] USD ($)	Apr. 30, 2000 Threatened Litigation [Member] ILS	Dec. 31, 2012 Claim by Israeli Tax Authorities [Member] USD ($)	Mar. 19, 2013 Claim by Israeli Tax Authorities [Member] USD ($)	Apr. 30, 2000 Claim by Israeli Tax Authorities [Member] ILS	Dec. 31, 2012 Claims Related to Discontinued Operations [Member] USD ($)	Dec. 31, 2012 Patent Infringement Case [Member] USD ($)
Claims and demands:
Maximum loss due to litigation					280	$ 1,607		6,000	$ 435
Amount of final assessment						1,430
Income taxes paid	1,210	8	15				240
Litigation loss				90
Interest rate on litigation demand				1.00%
Cost of revenues, expenses with respect to Asentinel royalties										54
Guarantees:
Bank guarantee	$ 68

TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Liability for unrecognized tax benefits	100
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	18,645
Capital loss carryforwards	298
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	253
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	529
Internal Revenue Service (IRS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	2021
Internal Revenue Service (IRS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	2028

TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Tax loss carry-forwards	$ 4,872	$ 5,269
Allowances for doubtful accounts and accruals for employee benefits	101	93
Goodwill	(151)	(204)
Intangible assets	(389)	(339)
Depreciation, accruals for interest and other	724	759
Net deferred tax asset before valuation allowance	5,157	5,578
Valuation allowance	(4,786)	(5,547)
Deferred income taxes, net	371	31
Long-term assets		31
Short-term assets	$ 371

TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income before taxes on income, net, as reported in the statements of operations from continuing operations	$ 2,102	$ 397	$ 223
Tax rates	25.00%	24.00%	25.00%
Theoretical tax expense (benefit)	526	95	56
Effect of different tax rates	25	19	21
U.S. state tax	26	8	8
Utilization of carry-forward tax losses for which valuation allowance was provided	(380)	(2)	(16)
Taxes in respect of previous years as a result of court ruling	1,415
Changes in provision for uncertain tax positions	(362)	17	25
Change in valuation allowance	(340)
Deferred taxes for which valuation allowance was provided	(174)	(127)	(64)
Others			17
Taxes on income, net, as reported in the statements of operations	$ 736	$ 10	$ 47

TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before income taxes is comprised as follows:
Domestic	$ 1,808	$ 225	$ 86
Foreign	294	172	137
Loss before equity in loss of affiliate	$ 2,102	$ 397	$ 223

TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Current taxes	$ 26	$ 8	$ 30
Deferred taxes	(340)	2	2
Taxes in respect of previous years as a result of court ruling	1,050		15
Taxes on income, net, as reported in the statements of operations	736	10	47
Foreign	$ 57	$ 10	$ 47

TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Balance as of beginning of the year	$ 632	$ 654
Additions based on tax positions taken during the current period	3	6
Decrease based on tax positions taken during the current period	(535)
Foreign currency translation differences and interest related to the unrecognized tax liabilities from previous years		(28)
Balance at the end of the year	$ 100	$ 632

RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) (USD $)	12 Months Ended			8 Months Ended	12 Months Ended	15 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2008 Mrs. Dora Mer [Member]	Dec. 31, 2012 Mrs. Dora Mer [Member]	Feb. 28, 2010 Mrs. Dora Mer [Member]	Dec. 31, 2012 C. Mer Industries Ltd. [Member]	Dec. 31, 2011 C. Mer Industries Ltd. [Member]	Dec. 31, 2010 C. Mer Industries Ltd. [Member]	Dec. 31, 2012 Mr. Roger Challen [Member]	Dec. 31, 2012 Data Distributors Inc. [Member]	Dec. 31, 2011 Data Distributors Inc. [Member]	Dec. 31, 2010 Data Distributors Inc. [Member]
Related Party Transaction [Line Items]
Amount of related party transaction				$ 5,000	$ 2,500	$ 4,250
Advanced payments received							50,000
Expenses from related party transactions	174,000	377,000	399,000				13,000	16,000	25,000		0	195,000	272,000
Ownership interest										23.50%
Lease expense	462,000	573,000	873,000							56,000
Revenues derived from a related party	$ 101,000	$ 103,000	$ 134,000				$ 101,000

RELATED PARTY TRANSACTIONS AND BALANCES (Schedules of Balances and Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balances with related parties:
Other accounts payable and accrued expenses (see Note 7)	$ 83	$ 316
Other accounts receivable and prepaid expenses (see note 4)	10
Transactions with related parties:
Revenues derived from a related party	101	103	134
Cost of revenues	53	54	166
Operating expenses	121	323	233
Total amounts charged by related parties	$ 174	$ 377	$ 399

SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 Consultant and Service Provider [Member]	Dec. 31, 2012 Consultant and Service Provider [Member]	Dec. 31, 2011 Consultant and Service Provider [Member]	Dec. 31, 2010 Consultant and Service Provider [Member]	Dec. 31, 2009 Consultant and Service Provider [Member]	Dec. 31, 2012 1996 Plan [Member]	Dec. 31, 2012 2003 Plan [Member]	Dec. 31, 2012 2006 Plan [Member]	Dec. 31, 2011 2006 Plan [Member]	Dec. 31, 2006 2006 Plan [Member]	Feb. 28, 2010 Share capital [Member]	Dec. 31, 2012 Share capital [Member]	Dec. 31, 2010 Share capital [Member]
SHAREHOLDERS' EQUITY [Abstract]
Stock split ratio	0.5
Statement [Line Items]
Issuance of shares, shares															81		81
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance										750,000				200,000
Exercisable term		5 years
Vesting term		4 years
Ordinary shares available for future option grants		391,537									446,958
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee												150,000
Additional number of shares authorized for issuance													200,000
Exercise of stock options, shares		161,250														161,250
Weighted average grant-date fair value of options granted			$ 0.87	$ 0.79
Total compensation cost related to options granted		$ 41	$ 65	$ 99
Total unrecognized compensation cost related to non-vested share-based compensation arrangements		60
Total unrecognized compensation cost related to non-vested share-based compensation arrangements, recognition period		3 years
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of options granted					7,250				10,000
Compensation expense related to the grant of stock options						$ 3	$ 2	$ 0

SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of options
Outstanding at December 31, 2011	454,250
Granted
Exercised	(161,250)
Expired and forfeited	(16,250)
Outstanding at December 31, 2012	276,750	454,250
Vested and expected to vest	207,563
Exercisable at December 31, 2012	53,000
Weighted-average exercise price
Outstanding at December 31, 2011	$ 1.76
Granted
Exercised	$ 1.88
Expired and forfeited	$ 1.61
Outstanding at December 31, 2012	$ 1.7	$ 1.76
Vested and expected to vest	$ 1.7
Exercisable at December 31, 2012	$ 1.93
Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2011	3 years 4 days	3 years 5 months 23 days
Granted
Exercised
Expired and forfeited
Outstanding at December 31, 2012	3 years 4 days	3 years 5 months 23 days
Vested and expected to vest	3 years 4 days
Exercisable at December 31, 2012	2 years 2 months 16 days
Aggregate intrinsic value
Outstanding at December 31, 2012	$ 513
Vested and expected to vest	385
Exercisable at December 31, 2012	$ 86

SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stock-based compensation expenses recognized:
Stock-based compensation expense	$ 41	$ 65	$ 99
Cost of Revenues [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense		3	15
Research and Development Expenses [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	1	8	19
Selling and Marketing [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	1	4	18
General and Administrative Expenses [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	$ 39	$ 50	$ 47

SHAREHOLDERS' EQUITY (Schedule of Options and Warrants to Non-Employees) (Details) (Consultant and Service Provider [Member], USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2011	Dec. 31, 2009	Dec. 31, 2011 Option Tranche One [Member]	Dec. 31, 2011 Option Tranche Two [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of options granted	7,250	10,000	2,500	4,750
Options exercisable		10,000
Exercise price per share		$ 1.94	$ 1.94	$ 2.16
Exercisable through		May 2013	February 2013	May 2014

REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule Segment Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segments	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable units	2
Revenues	$ 13,126	$ 12,003	$ 11,639
Adjusted EBITDA	2,479	915	879
Enterprise Segment [Member]
Segment Reporting Information [Line Items]
Revenues	9,041	9,232	10,319
Adjusted EBITDA	1,701	555	1,088
Service Providers Segment [Member]
Segment Reporting Information [Line Items]
Revenues	4,085	2,771	1,320
Adjusted EBITDA	$ 778	$ 360	$ (209)

REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Reconciliation of Total Adjusted EBITDA to Net Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 2,479	$ 915	$ 879
Depreciation and amortization expense	393	447	489
Stock-based compensation expense	44	67	99
Capital gain		(78)
Financial income	(60)	(2)
Income tax expenses	736	10	47
Net income from continuing operations	$ 1,366	$ 471	$ 244

REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule of Revenues within Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues by geographic areas:
Revenues	$ 13,126	$ 12,003	$ 11,639
United States [Member]
Revenues by geographic areas:
Revenues	10,251	8,915	8,756
Germany [Member]
Revenues by geographic areas:
Revenues	482	683	1,042
China [Member]
Revenues by geographic areas:
Revenues	211	400	455
Holland [Member]
Revenues by geographic areas:
Revenues	297	317	284
Israel [Member]
Revenues by geographic areas:
Revenues	917	732	377
Other [Member]
Revenues by geographic areas:
Revenues	$ 968	$ 956	$ 725

REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Major Customer Information) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION [Abstract]
Percent of revenues from a major customer	23.00%	16.00%	13.00%

REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets:
Long-lived assets	$ 4,483	$ 4,690
Israel [Member]
Long-lived assets:
Long-lived assets	1,586	1,779
United States [Member]
Long-lived assets:
Long-lived assets	2,892	2,907
Other [Member]
Long-lived assets:
Long-lived assets	$ 5	$ 4